Other Current Assets	3 Months Ended
Mar. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets

NOTE 4 – OTHER CURRENT ASSETS

Other current assets at March 31, 2018 and December 31, 2017 consist of the following:

	March 31, 2018	December 31, 2017

Reimbursable advance payments for acquisitions	$36,364	$-
Other current assets	15,875	13,878

	$52,239	$13,878